 SUPPLEMENT DATED SEPTEMBER 22, 1997
         to the Statement of
       Additional Information
      dated April 30, 1997 for

      SCHWAB ANNUITY PORTFOLIOS

The following information replaces
the third paragraph in the section
entitled "Custodian and Fund
Accountant" on page 30.

Morgan Stanley Trust Company at 1
Pierrepont Plaza, Brooklyn, New York
11201, serves as Custodian for the
High Growth Fund.

Federated Services Company at 1001
Liberty Avenue, Pittsburgh,
Pennsylvania 15222, serves as Fund
Accountant for the High Growth Fund.

                   September 22, 1997